Supplementary Oil And Gas Information (Net Proved Reserves) (Details)	12 Months Ended
	Dec. 31, 2012 MMcf		Dec. 31, 2011 MMcf		Dec. 31, 2010 MMcf
Natural Gas [Member]
Reserve Quantities [Line Items]
Beginning of year	12,840,000	[1],[2]	13,300,000	[1],[2]	11,062,000	[1],[2]
Revisions and improved recovery	(3,198,000)	[1],[2],[3]	(201,000)	[1],[2]	667,000	[1],[2]
Extensions and discoveries	976,000	[1],[2]	1,947,000	[1],[2]	2,875,000	[1],[2]
Purchase of reserves in place	46,000	[1],[2]	95,000	[1],[2]	197,000	[1],[2]
Sale of reserves in place	(782,000)	[1],[2]	(1,085,000)	[1],[2]	(339,000)	[1],[2]
Production	(1,090,000)	[1],[2]	(1,216,000)	[1],[2]	(1,162,000)	[1],[2]
End of year	8,792,000	[1],[2]	12,840,000	[1],[2]	13,300,000	[1],[2]
Developed	5,613,000	[1],[2]	6,809,000	[1],[2]	6,810,000	[1],[2]
Undeveloped	3,179,000	[1],[2]	6,031,000	[1],[2]	6,490,000	[1],[2]
Total	8,792,000	[1],[2]	12,840,000	[1],[2]	13,300,000	[1],[2]
Oil and NGLs [Member]
Reserve Quantities [Line Items]
Beginning of year	133.2	[1],[2]	92.5	[1],[2]	76.7	[1],[2]
Revisions and improved recovery	28.9	[1],[2],[3]	31.6	[1],[2]	13.8	[1],[2]
Extensions and discoveries	65.1	[1],[2]	23.6	[1],[2]	16.2	[1],[2]
Purchase of reserves in place	0.1	[1],[2]	0.3	[1],[2]	0.9	[1],[2]
Sale of reserves in place	(6.0)	[1],[2]	(6.0)	[1],[2]	(6.8)	[1],[2]
Production	(11.3)	[1],[2]	(8.8)	[1],[2]	(8.3)	[1],[2]
End of year	210.0	[1],[2]	133.2	[1],[2]	92.5	[1],[2]
Developed	90.9	[1],[2]	64.0	[1],[2]	48.9	[1],[2]
Undeveloped	119.1	[1],[2]	69.2	[1],[2]	43.6	[1],[2]
Total	210.0	[1],[2]	133.2	[1],[2]	92.5	[1],[2]
Canada [Member] | Natural Gas [Member]
Reserve Quantities [Line Items]
Beginning of year	6,329,000	[1],[2]	6,117,000	[1],[2]	5,349,000	[1],[2]
Revisions and improved recovery	(1,497,000)	[1],[2],[3]	3,000	[1],[2]	150,000	[1],[2]
Extensions and discoveries	638,000	[1],[2]	826,000	[1],[2]	1,067,000	[1],[2]
Purchase of reserves in place	38,000	[1],[2]	72,000	[1],[2]	116,000	[1],[2]
Sale of reserves in place	(461,000)	[1],[2]	(158,000)	[1],[2]	(82,000)	[1],[2]
Production	(497,000)	[1],[2]	(531,000)	[1],[2]	(483,000)	[1],[2]
End of year	4,550,000	[1],[2]	6,329,000	[1],[2]	6,117,000	[1],[2]
Developed	2,985,000	[1],[2]	3,523,000	[1],[2]	3,132,000	[1],[2]
Undeveloped	1,565,000	[1],[2]	2,806,000	[1],[2]	2,985,000	[1],[2]
Total	4,550,000	[1],[2]	6,329,000	[1],[2]	6,117,000	[1],[2]
Canada [Member] | Oil and NGLs [Member]
Reserve Quantities [Line Items]
Beginning of year	95.0	[1],[2]	54.3	[1],[2]	35.5	[1],[2]
Revisions and improved recovery	(10.0)	[1],[2],[3]	32.3	[1],[2]	13.6	[1],[2]
Extensions and discoveries	25.9	[1],[2]	18.2	[1],[2]	11.5	[1],[2]
Purchase of reserves in place			0.2	[1],[2]	0.4	[1],[2]
Sale of reserves in place	(2.2)	[1],[2]	(4.7)	[1],[2]	(1.9)	[1],[2]
Production	(7.1)	[1],[2]	(5.3)	[1],[2]	(4.8)	[1],[2]
End of year	101.6	[1],[2]	95.0	[1],[2]	54.3	[1],[2]
Developed	47.8	[1],[2]	39.6	[1],[2]	24.9	[1],[2]
Undeveloped	53.8	[1],[2]	55.4	[1],[2]	29.4	[1],[2]
Total	101.6	[1],[2]	95.0	[1],[2]	54.3	[1],[2]
United States [Member] | Natural Gas [Member]
Reserve Quantities [Line Items]
Beginning of year	6,511,000	[1],[2]	7,183,000	[1],[2]	5,713,000	[1],[2]
Revisions and improved recovery	(1,701,000)	[1],[2],[3]	(204,000)	[1],[2]	517,000	[1],[2]
Extensions and discoveries	338,000	[1],[2]	1,121,000	[1],[2]	1,808,000	[1],[2]
Purchase of reserves in place	8,000	[1],[2]	23,000	[1],[2]	81,000	[1],[2]
Sale of reserves in place	(321,000)	[1],[2]	(927,000)	[1],[2]	(257,000)	[1],[2]
Production	(593,000)	[1],[2]	(685,000)	[1],[2]	(679,000)	[1],[2]
End of year	4,242,000	[1],[2]	6,511,000	[1],[2]	7,183,000	[1],[2]
Developed	2,628,000	[1],[2]	3,286,000	[1],[2]	3,678,000	[1],[2]
Undeveloped	1,614,000	[1],[2]	3,225,000	[1],[2]	3,505,000	[1],[2]
Total	4,242,000	[1],[2]	6,511,000	[1],[2]	7,183,000	[1],[2]
United States [Member] | Oil and NGLs [Member]
Reserve Quantities [Line Items]
Beginning of year	38.2	[1],[2]	38.2	[1],[2]	41.2	[1],[2]
Revisions and improved recovery	38.9	[1],[2],[3]	(0.7)	[1],[2]	0.2	[1],[2]
Extensions and discoveries	39.2	[1],[2]	5.4	[1],[2]	4.7	[1],[2]
Purchase of reserves in place	0.1	[1],[2]	0.1	[1],[2]	0.5	[1],[2]
Sale of reserves in place	(3.8)	[1],[2]	(1.3)	[1],[2]	(4.9)	[1],[2]
Production	(4.2)	[1],[2]	(3.5)	[1],[2]	(3.5)	[1],[2]
End of year	108.4	[1],[2]	38.2	[1],[2]	38.2	[1],[2]
Developed	43.1	[1],[2]	24.4	[1],[2]	24.0	[1],[2]
Undeveloped	65.3	[1],[2]	13.8	[1],[2]	14.2	[1],[2]
Total	108.4	[1],[2]	38.2	[1],[2]	38.2	[1],[2]

[1]	(1) Definitions: a. “Net” reserves are the remaining reserves of Encana, after deduction of estimated royalties and including royalty interests. b. “Proved” oil and gas reserves are those quantities of oil and gas which by analysis of geoscience and engineering data, can be estimated with reasonable certainty to be economically producible from a given date forward, from known reservoirs, and under existing economic conditions, operating methods and government regulations. c. “Developed” oil and gas reserves are reserves of any category that are expected to be recovered through existing wells with existing equipment and operating methods or in which the cost of the required equipment is relatively minor compared to the cost of a new well. d. “Undeveloped” oil and gas reserves are reserves of any category that are expected to be recovered from new wells on undrilled acreage, or from existing wells where a relatively major expenditure is required for recompletion.
[2]	(2) Encana does not file any estimates of total net proved natural gas, oil and NGL reserves with any U.S. federal authority or agency other than the Securities and Exchange Commission.(3) In 2012, revisions and improved recovery for natural gas included a reduction of 4,589 Bcf due to significantly lower 12-month average trailing natural gas prices, partially offset by additions of 1,391 Bcf for technical revisions and improved recovery.
[3]	(3) In 2012, revisions and improved recovery for natural gas included a reduction of 4,589 Bcf due to significantly lower 12-month average trailing natural gas prices, partially offset by additions of 1,391 Bcf for technical revisions and improved recovery.